Financial Risk Management - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 4,872,000	€ 4,582,000
Number of large institutions at which substantially all entity's cash and cash equivalents are held	5	5
Credit limits exceeded during reporting period	€ 0
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign Currency Denominated Receivables And Trade Payable Minimum Term	30 days
Foreign Currency Denominated Receivables And Trade Payable Maximum Term	45 days
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase or decrease in interest rates	10.00%
Percentage of reasonably possible increase in interest rates	10.00%
Increase (decrease) in profit (loss) before tax due to reasonably possible increase in interest rates	€ 231,000
Percentage of reasonably possible decrease in interest rates	10.00%
Increase (decrease) in profit (loss) before tax due to reasonably possible decrease in interest rates	€ (231,000)
United States of America, Dollars | Currency risk
Disclosure of detailed information about borrowings [line items]
Net assets and liabilities denominated in U.S. dollars	€ 4,067,000	€ 5,898,000
Percentage of reasonably possible weakening of foreign currency	10.00%
Increase in net loss from reasonably possible weakening of foreign currency	€ (407,000)	(590,000)
Percentage of reasonably possible strengthening of foreign currency	10.00%
Past due or impaired
Disclosure of detailed information about borrowings [line items]
Financial assets	€ 0
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 4,872,000	€ 4,582,000